Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Consolidated Statement of Financial Position

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2018
Assets:
Current assets:
Cash and cash equivalents	Ps.	16,529	Ps.	1,025	Ps.	6,173	Ps.	—	Ps.	23,727
Accounts receivable, net		19,388		31,461		51,028		(87,030)		14,847
Inventories		—		2,717		7,334		—		10,051
Recoverable taxes		80		1,870		4,088		—		6,038
Other current assets		—		170		2,657		— ]		2,827

Total current assets		35,997		37,243		71,280		(87,030)		57,490

Non-current assets:
Investments in other entities		160,014		131,357		3,766		(284,619)		10,518
Property, plant and equipment, net		—		18,378		43,564		—		61,942
Intangible assets, net		27,824		36,361		52,619		—		116,804
Deferred tax assets		3,043		1,807		3,588		—		8,438
Other non-current assets		19,060		6,282		25,149		(41,896)		8,595
Total non-current assets		209,941		194,185		128,686		(326,515)		206,297

Total assets	Ps.	245,938	Ps.	231,428	Ps.	199,966	Ps.	(413,545)	Ps.	263,787

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	4,700	Ps.	—	Ps.	6,904	Ps.	—	Ps.	11,604
Interest Payable		477		—		20		—		497
Suppliers		11		2,531		17,257		(53)		19,746
Other current liabilities		32,909		82,359		(14,614)		(86,977)		13,677

Total current liabilities		38,097		84,890		9,567		(87,030)		45,524

Non-current liabilities:
Bank loans and notes payable		68,607		—		1,594		—		70,201
Other non-current liabilities		14,292		670		43,246		(41,896)		16,312

Total non-current liabilities		82,899		670		44,840		(41,896)		86,513

Total liabilities		120,996		85,560		54,407		(128,926)		132,037

Equity:
Equity attributable to equity holders of the parent		124,942		145,868		138,753		(284,619)		124,944
Non-controlling interest in consolidated subsidiaries		—		—		6,806		—		6,806

Total equity		124,942		145,868		145,559		(284,619)		131,750

Total liabilities and equity	Ps.	245,938	Ps.	231,428	Ps.	199,966	Ps.	(413,545)	Ps.	263,787

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2017
Assets:
Current assets:
Cash and cash equivalents	Ps.	7,017	Ps.	926	Ps.	10,824	Ps.	—	Ps.	18,767
Accounts receivable, net		27,420		7,417		56,643		(73,904)		17,576
Inventories		—		2,529		8,835		—		11,364
Recoverable taxes		54		427		4,691		—		5,172
Other current assets		1		299		2,478		—		2,778

Total current assets		34,492		11,598		83,471		(73,904)		55,657

Non-current assets:
Investments in associates and joint ventures		140,799		92,691		5,527		(226,477)		12,540
Property, plant and equipment, net		—		17,819		58,008		—		75,827
Intangible assets, net		28,863		37,366		58,014		—		124,243
Deferred tax assets		2,277		1,649		4,086		—		8,012
Other non-current assets and financial assets		929		8,653		9,411		(9,595)		9,398
Total non-current assets		172,868		158,178		135,046		(236,072)		230,020

Total assets	Ps.	207,360	Ps.	169,776	Ps.	218,517	Ps.	(309,976)	Ps.	285,677

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	8,774	Ps.	—	Ps.	3,397	Ps.	—	Ps.	12,171
Interest Payable		434		—		53		—		487
Suppliers		11		2,847		17,098		—		19,956
Other current liabilities		12,090		55,860		28,934		(73,904)		22,980

Total current liabilities		21,309		58,707		49,482		(73,904)		55,594

Non-current liabilities:
Bank loans and notes payable		63,277		—		7,912		—		71,189
Other non-current liabilities		205		594		26,980		(9,595)		18,184

Total non-current liabilities		63,482		594		34,892		(9,595)		89,373

Total liabilities		84,791		59,301		84,374		(83,499)		144,967

Equity:
Equity attributable to equity holders of the parent		122,569		110,475		116,002		(226,477)		122,569
Non-controlling interest in consolidated subsidiaries		—		—		18,141		—		18,141

Total equity		122,569		110,475		134,143		(226,477)		140,710

Total liabilities and equity	Ps.	207,360	Ps.	169,776	Ps.	218,517	Ps.	(309,976)	Ps.	285,677

Consolidated Statement of Income Statements

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2018
Total revenues	Ps.	1	Ps.	86,736	Ps.	165,325	Ps.	(69,720)	Ps.	182,342
Cost of goods sold		—		49,104		108,671		(59,371)		98,404

Gross profit		1		37,632		56,654		(10,349)		83,938
Administrative expenses		135		5,403		8,054		(5,593)		7,999
Selling expenses		—		22,814		31,867		(4,756)		49,925
Other expenses (income), net		—		627		1,254		—		1,881
Interest expense, net		4,425		3,514		(1,375)		—		6,564
Foreign exchange (loss) gain, net		(96)		(91)		(90)		—		(277)
Other financing (expense) income, net		—		—		(102)		—		(102)
Income taxes		(731)		1,455		4,536		—		5,260
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		17,834		14,732		104		(32,896)		(226)

Net income from continuing operations	Ps.	13,911	Ps.	18,460	Ps.	12,229	Ps.	(32,896)	Ps.	11,704

Net income after tax from discontinued operations	Ps.	—	Ps.	—	Ps.	3,366	Ps.	—	Ps.	3,366

Consolidated Net income	Ps.	13,911	Ps.	18,460	Ps.	15,595	Ps.	(32,896)	Ps.	15,070

Attributable to:
Equity holders of the parent-continuing		13,911		18,460		11,461		(32,896)		10,936
Equity holders of the parent discountinued		—		—		2,975		—		2,975
Non-controlling interest-continuing		—		—		768		—		768
Non-controlling interest discouninued		—		—		391		—		291

Consolidated Net income	Ps.	13,911	Ps.	18,460	Ps.	15,595	Ps.	(32,896)	Ps.	15,070

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2017
Total revenues	Ps.	1	Ps.	80,179	Ps.	126,031	Ps.	(22,955)	Ps.	183,256
Cost of goods sold		—		40,870		71,402		(12,524)		99,748

Gross profit		1		39,309		54,629		(10,431)		83,508
Administrative expenses		140		5,598		7,003		(5,048)		7,693
Selling expenses		—		22,589		33,146		(5,384)		50,351
Other expenses (income), net		(314)		(330)		32,000		1		31,357
Interest expense, net		3,717		3,210		1,058		1		7,986
Foreign exchange (loss) gain, net		846		255		(313)		—		788
Other financing (expense) income, net		(104)		—		1,940		—		1,836
Income taxes		238		2,270		1,676		—		4,184
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		(9,765)		9,647		148		30		60

Net income from continuing operations	Ps.	(12,803)	Ps.	15,874	Ps.	(18,479)	Ps.	29	Ps.	(15,379)

Net income after tax from discontinued operations	Ps.	—	Ps.	—	Ps.	3,725	Ps.	—	Ps.	3,725

Consolidated Net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

Attributable to:
Equity holders of the parent-continuing		(12,803)		15,874		(19,158)		29		(16,058)
Equity holders of the parent-discountinued.		—		—		3,256		—		3,256
Non-controlling interest-continuing		—		—		679		—		679
Non-controlling interest discountinued		—		—		469		—		469

Consolidated Net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2016
Total revenues	Ps.	1	Ps.	74,718	Ps.	114,767	Ps.	(11,768)	Ps.	177,718
Cost of goods sold		—		36,595		63,011		(1,550)		98,056

Gross profit		1		38,123		51,756		(10,218)		79,662
Administrative expenses		185		5,344		6,741		(4,847)		7,423
Selling expenses		—		21,243		32,167		(5,371)		48,039
Other expenses (income), net		27		25		3,760		—		3,812
Interest expense, net		2,140		2,623		1,992		1		6,756
Foreign exchange (loss) gain, net		(3,112)		76		1,244		—		(1,792)
Other financing (expense) income, net		(129)		(50)		2,647		—		2,468
Income taxes		(1,222)		3,010		2,140		—		3,928
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		14,440		9,547		93		(23,933)		147

Net income from continuing operations	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

Net income after tax from discontinued operations	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—

Consolidated Net income	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

Attributable to:
Equity holders of the parent-continuing	Ps.	10,070	Ps.	15,451	Ps.	8,483	Ps.	(23,934)	Ps.	10,070
Non-controlling interest-continuing		—		—		457		—		457

Consolidated Net income	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

Consolidated Statement of Comprehensive Income

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2018
Consolidated net income	Ps.	13,911	Ps.	18,459	Ps.	15,596	Ps.	(32,896)	Ps.	15,070

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(396)		(1,102)		2,142		(1,081)		(437)
Exchange differences on translation of foreign operations		(6,937)		23,618		(7,127)		(16,788)		(7,234)

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		(7,333)		22,516		(4,985)		(17,869)		(7,671)

Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI		(1,039)		—		(1,039)		1,039		(1,039)
Remeasurements of the net defined benefit liability, net of taxes		223		(6)		101		(59)		259

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(816)		(6)		(938)		980		(780)

Total comprehensive (loss) income, net of tax		(8,149)		22,510		(5,923)		(16,889)		(8,451)

Consolidated comprehensive income for the year, net of tax	Ps.	5,762	Ps.	40,969	Ps.	9,673	Ps.	(49,785)	Ps.	6,619

Attributable to:
Equity holders of the parent-continuing	Ps.	5,762	Ps.	40,969	Ps.	7,038	Ps.	(49,785)	Ps.	3,984
Equity holders of the parent-discontinued		—		—		2,817		—		2,817

Non-controlling interest-continuing		—		—		(421)		—		(421)

Non-controlling interest-discontinued		—		—		239		—		239

Consolidated comprehensive income for the year, net of tax	Ps.	5,762	Ps.	40,969	Ps.	9,673	Ps.	(49,785)	Ps.	6,619

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2017
Consolidated net income (loss)	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(192)		(554)		(266)		746		(266)
Exchange differences on translation of foreign operations		16,345		5,245		15,293		(21,676)		15,207

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		16,053		4,691		15,027		(20,930)		14,941

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(10)		171		32		(165)		28

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(10)		171		32		(165)		28

Total comprehensive (loss) income, net of tax		16,143	Ps.	4,862	Ps.	15,059	Ps.	(21,095)	Ps.	14,969

Consolidated comprehensive income for the year, net of tax	Ps.	3,340	Ps.	20,736	Ps.	305	Ps.	(21,066)	Ps.	3,315

Attributable to:
Equity holders of the parent-continuing	Ps.	3,340	Ps.	20,736	Ps.	(2,169)	Ps.	(21,066)	Ps.	841
Equity holders of the parent-discontinued		—		—		2,500		—		2,500
Non-controlling interest-continuing		—		—		146		—		146
Non-controlling interest-discontinued		—		—		(172)		—		(172)

Consolidated comprehensive income for the year, net of tax	Ps.	3,340	Ps.	20,736	Ps.	305	Ps.	(21,066)	Ps.	3,315

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2016
Consolidated net income	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		664		371		(202)		(118)		715
Exchange differences on translation of foreign operations		14,207		(8,756)		15,871		(5,270)		16,052

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		14,871		(8,385)		15,669		(5,388)		16,767

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(123)		(117)		(144)		261		(123)

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(123)		(117)		(144)		261		(123)

Total comprehensive (loss) income, net of tax		14,748		(8,502)		15,525		(5,127)		16,644

Consolidated comprehensive income for the year, net of tax	Ps.	24,818	Ps.	6,949	Ps.	24,465	Ps.	(29,061)	Ps.	27,171

Attributable to:
Equity holders of the parent-continuing	Ps.	24,818	Ps.	6,949	Ps.	22,112	Ps.	(29,061)	Ps.	24,818
Non-controlling interest-continuing		—		—		2,353		—		2,353

Consolidated comprehensive income for the year, net of tax	Ps.	24,818	Ps.	6,949	Ps.	24,465	Ps.	(29,061)	Ps.	27,171

Consolidated Statement of Cash Flows

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2018
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps.	13,180	Ps.	19,914	Ps.	16,766	Ps.	(32,896)	Ps.	16,964
Non-cash items		(15,622)		(7,476)		8,957		32,896		18,775
Changes in working capital		(89)		(10,958)		2,909		—		(8,138)

Net cash flows (used in)/from operating activities		(2,531)		1,480		28,632		—		27,581

Income before income taxes for discontinuing operations		—		—		1,308		—		1,308

Operation activities for discontinuing operations		—		—		654		—		654

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		1,957		—		1,957
Interest received		2,994		2,187		4,513		(8,690)		1,004
Acquisition of long-lived assets, net		—		(3,506)		(6,012)		—		(9,518)
Acquisition of intangible assets and other investing activities		(10,153)		6,710		2,088		—		(1,355)
Investments in shares		(9,576)		(1,948)		(23,820)		34,957		(387)
Dividends received		4,816		—		8		(4,816)		8

Net cash flows used in investing activities		(11,919)		3,443		(21,266)		21,451		(8,291)

Net cash flows used from investing activities from discontinuing operations		—		—		(962)		—		(962)

Financing activities:
Proceeds from borrowings		10,100		—		5,326		—		15,426
Repayment of borrowings		(9,028)		—		(6,929)		—		(15,957)
Interest paid		(4,189)		(5,487)		(3,998)		8,690		(4,984)
Dividends paid		(7,038)		(4,434)		(382)		4,816		(7,038)
Proceeds from issuing shares		—		—		—		—		—
Other financing activities		34,314		5,118		(6,157)		(34,957)		(1,682)

Net cash flows (used in)/from financing activities		24,159		(4,803)		(12,140)		(21,451)		(14,235)

Net cash flows used from financing activities from discontinuing operations		—		—		(37)		—		(37)

Net (decrease) increase in cash and cash equivalents		9,709		120		(4,774)		—		5,055
Net (decrease) increase in cash and cash equivalents for discontinued operations		—		—		963		—		963
Initial balance of cash and cash equivalents		7,017		926		10,824		—		18,767
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(197)		(20)		(841)		—		(1,058)

Ending balance of cash and cash equivalents	Ps.	16,529	Ps.	1,026	Ps.	6,172	Ps.	—	Ps.	23,727

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2017
Cash flows from operating activities:
Income before income taxes for continuing op.	Ps.	(12,565)	Ps.	18,144	Ps.	(16,803)	Ps.	29	Ps.	(11,195)
Non-cash items		10,474		(4,564)		39,945		(29)		45,376
Changes in working capital		118		1,803		(9,566)		—		(7,645)

Net cash flows (used in)/from operating activities for continuing operations		(1,973)		15,383		13,126		—		26,536

Income before taxes for discontinued operations		—		—		1,265		—		1,265

Operationactivities for discontinued operations		—		—		5,435		—		5,435

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		26		—		26
Deconsolidation of Venezuela		—		—		(170)		—		(170)
Interest received		4,753		1,693		1,471		(7,126)		791
Acquisition of long-lived assets, net		—		(2,646)		(6,746)		—		(9,392)
Acquisition of intangible assets and other investing activities		4,901		(995)		(7,461)		—		(3,555)
Investments in shares		(100)		(405)		305		(1,243)		(1,443)
Dividends received		3,187		—		33		(3,187)		33

Net cash flows (used in)/from investing activities for continuing operations		12,741		(2,353)		(12,542)		(11,556)		(13,710)

Net cash flows (used in)/from investing activities for discontinued operations		—		—		2,820		—		2,820

Financing activities:
Proceeds from borrowings		10,200		—		2,288		—		12,488
Repayment of borrowings		(9,926)		—		(3,183)		—		(13,109)
Interest paid		(5,169)		(4,740)		(1,775)		7,126		(4,558)
Dividends paid		(6,991)		(3,187)		(1)		3,187		(6,992)
Other financing activities		2,730		(5,293)		(881)		1,243		(2,201)
Proceeds from issuing shares		4,082		—		—		—		4,082

Net cash flows (used in)/from financing activities in continuing operations		(5,074)		(13,220)		(3,552)		11,556		(10,290)

Net cash flows (used in)/from financing activities		—		—		(485)		—		(485)

Net (decrease) increase in cash and cash equivalents		5,694		(190)		(2,968)		—		2,536
Net (decrease) increase in cash and cash equivalents for discontinued operations		—		—		9,035		—		9,035
Initial balance of cash and cash equivalents		1,106		1,119		8,251		—		10,476
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		217		(3)		(3,494)		—		(3,280)

Ending balance of cash and cash equivalents	Ps.	7,017	Ps.	926	Ps.	10,824	Ps.	—	Ps.	18,767

	Parent		Combined Wholly- owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31, 2016
Cash flows from operating activities:
Income before income taxes	Ps.	8,848	Ps.	18,461	Ps.	11,080	Ps.	(23,934)	Ps.	14,455

Non-cash items		(11,495)		(3,557)		8,429		23,934		17,311
Changes in working capital		(100)		(2,279)		3,059		—		680

Net cash flows (used in)/from operating activities for continuing operations		(2,747)		12,625		22,568		—		32,446

Investing activities:
Payment related to acquisition of Vonpar		—		—		(13,198)		—		(13,198)
Interest received		1,711		671		3,504		(5,171)		715
Acquisition of long-lived assets, net		—		(3,810)		(6,169)		—		(9,979)
Acquisition of intangible assets and other investing activities		(12,079)		(6,577)		16,271		—		(2,385)
Investments in shares		(707)		(1,021)		6,829		(7,169)		(2,068)
Dividends received		5,868		1		—		(5,869)		—

Net cash flows (used in)/from investing activities for continuing operations		(5,207)		(10,736)		7,237		(18,209)		(26,915)

Financing activities:
Proceeds from borrowings		4,236		—		4,026		(222)		8,040
Repayment of borrowings		(2,625)		—		(2,545)		222		(4,948)
Interest paid		(1,360)		(3,727)		(4,206)		5,171		(4,122)
Dividends paid		(6,944)		(5,868)		(70)		5,869		(7,013)
Increase in non-controlling interest		—		—		826		—		826
Other financing activities		3,024		8,005		(20,715)		7,169		(2,517)

Net cash flows (used in)/from financing activities in continuing operations		(3,669)		(1,590)		(22,684)		18,209		(9,734)

Net (decrease) increase in cash and cash equivalents		(11,623)		299		7,121		—		(4,203)
Initial balance of cash and cash equivalents		10,991		810		4,188		—		15,989
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		1,738		9		(3,057)		—		(1,310)

Ending balance of cash and cash equivalents	Ps.	1,106	Ps.	1,119	Ps.	8,251	Ps.	—	Ps.	10,476